EUROPACIFIC GROWTH FUND
             333 South Hope Street, Los Angeles, California 90071
                             (213) 486-9200


June 5, 2000

Document Control
U.S. Securities and Exchange Commission
Judiciary Plaza
450 Fifth Street, N.W.
Washington, D.C. 20549

RE: EUROPACIFIC GROWTH FUND
    FILE NOS. 2-83847 AND 811-3734

Ladies/Gentlemen:

 Pursuant to Rule 497(j), I hereby certify that no changes have been made to the form of prospectus and Statement of Additional Information since the electronic filing on May 31, 2000 of Registrant's Post-Effective Amendment No. 22 under the Securities Act of 1933 and Amendment No. 22 under The Investment Company Act of 1940.

   Sincerely,
   /s/ Vincent P. Corti
   Vincent P. Corti

Attachments

cc: Mr. Bric Barrientos
    (Division of Investment Management)